Pension and Other Employee Obligations - Maturity Analysis of Defined Benefit Payments (Detail) $ in Thousands	Mar. 31, 2020 USD ($)
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 23,737
2021 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,342
2022 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,363
2023 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,448
2024 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,468
2025 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	2,629
Thereafter [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 11,487